Current and deferred income tax (Tables)	12 Months Ended
Dec. 31, 2022
Current And Deferred Income Tax
Schedule of reconciliation of income tax benefit (expense)

	2022	2021	2020
Income (loss) before income tax	227,377	309,291	(676,658)
Statutory income tax rate	24.94%	24.94%	24.94%

Income tax (expense) benefit at statutory rate	(56,708)	(77,137)	168,759
ICMS tax incentives permanent difference – note 9	19,277	24,463	-
Tax effects of translation of non-monetary assets/liabilities to functional currency	6,279	(32,998)	(28,174)
Withholding tax over subsidiary capital reduction (i)	(5,263)	(10,526)	-
Impairment of goodwill	(18,247)	-	(78,866)
Special mining levy and special mining tax	(13,321)	(17,279)	(5,909)
Difference in tax rate of subsidiaries outside Luxembourg (ii)	(10,319)	(3,179)	36,390
Unrecognized deferred tax on net operating losses (iii)	(66,069)	(36,577)	(35,849)
Other permanent tax differences	(6,612)	29	(32,199)
Income tax (expense) benefit	(150,983)	(153,204)	24,152

Current	(146,869)	(122,081)	(63,192)
Deferred	(4,114)	(31,123)	87,344
Income tax (expense) benefit	(150,983)	(153,204)	24,152

(i)	On July 13, 2022, NEXA and the other shareholders of NEXA CJM approved a capital reduction of USD 105,350 (2021: USD 210,703), which was paid on August 30, 2022. Given this capital reduction, the Company recognized USD 5,263 of tax expenses (2021: USD 10,526) given that the tax withheld by NEXA CJM on the corresponding participation of NEXA in its capital was considered as not recoverable.
(ii)	NEXA's subsidiaries had a higher taxable profit in 2022 which explains their higher income tax for the year.
(iii)	On December 31, 2022, Nexa has not recognized deferred tax on net operating losses over a taxable basis of USD 211,780 (2021: USD 134,156), after an assessment made by management considering the future recoverability of these net operating losses.

Schedule of analysis of deferred income tax assets and liabilities

	2022	2021
Tax credits on net operating losses (i)	127,016	116,284

Uncertain income tax treatments	(10,980)	(5,279)
Tax credits on temporary differences
Environmental liabilities	15,764	13,923
Asset retirement obligations	18,175	17,698
Inventory provisions	10,569	7,224
Tax, labor and civil provisions	8,882	7,797
Provision for employee benefits	7,099	7,138
Revaluation of derivative financial instruments	754	506
Other	12,144	15,652

Tax debits on temporary differences
Capitalized interest	(10,504)	(9,261)
Foreign exchange gains	(25,542)	(16,365)
Depreciation, amortization and asset impairment	(178,041)	(189,799)
Other	(7,852)	(5,896)
	(32,516)	(40,378)

Deferred income tax assets	166,983	168,205
Deferred income tax liabilities	(199,499)	(208,583)
	(32,516)	(40,378)
(i)	As a result of adopting the Law described in note 9, there was also an increase in the amount of USD 19,277 in the balance of tax losses for the year, amount which is included in the tax credits on net operating losses.

Schedule of effects of deferred tax and taxes on profit or loss and other comprehensive income

	2022	2021	2020
Balance at the beginning of the year	(40,378)	3,188	(48,212)
Effect on income (loss) for the year	(4,114)	(31,123)	87,344
Effect on other comprehensive income (loss) – Fair value adjustment	820	(2,536)	13
Prior years uncertain income tax treatment payment	1,923	-	4,706
Effect on other comprehensive income – Translation effect included in Cumulative translation adjustment	8,481	(9,907)	(40,663)
Derecognition of Nexa’s share of Enercan's deferred income taxes - note 4 (ii)	3,338	-	-
Others movements of deferred income tax	(2,586)	-	-
Balance at the end of the year	(32,516)	(40,378)	3,188